Financial Instruments - Investments - Unrealized Gains and Losses Related to Equity Securities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Financial Instruments [Abstract]
Net gains recognized during the period on investments in equity securities	$ 454	$ 586	$ 224
Less: Net gains recognized during the period on equity securities sold during the period	(25)	(109)
Net unrealized gains during the reporting period on equity securities still held at the reporting date	$ 429	$ 477